Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2013
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC
Entity Central Index Key	0000004904
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 21,842,670,718
Entity Common Stock, Shares Outstanding	487,777,372
Appalachian Power Co [Member]
Entity Registrant Name	APPALACHIAN POWER CO
Entity Central Index Key	0000006879
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	13,499,500
Indiana Michigan Power Co [Member]
Entity Registrant Name	INDIANA MICHIGAN POWER CO
Entity Central Index Key	0000050172
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,400,000
Ohio Power Co [Member]
Entity Registrant Name	OHIO POWER CO
Entity Central Index Key	0000073986
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	27,952,473
Public Service Co of Oklahoma [Member]
Entity Registrant Name	PUBLIC SERVICE CO OF OKLAHOMA
Entity Central Index Key	0000081027
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	9,013,000
Southwestern Electric Power Co [Member]
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER CO
Entity Central Index Key	0000092487
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	7,536,640